Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 298,555	$ 109,876	$ 147,246
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	234,559	282,769	209,118
Accretion of convertible notes	1,302	1,461	388
Loss (gain) on disposal of property, plant and equipment	(4,259)	83	(253)
Loss (gain) on change in fair value of derivatives	44,489	(23,785)	(50,001)
Allowance for credit losses	5,773	7,615	9,874
Share-based compensation	9,370	8,808	12,350
Deferred taxes	16,908	(67,386)	(21,439)
Changes in operating assets and liabilities:
Accounts receivable trade	(357,276)	(284,785)	65,379
Amounts due from subsidiaries	(4,451)	(68,912)	26,828
Prepaid expenses and other current assets	151,663	(85,754)	(72,188)
Other non-current assets	(17,350)	20,357	(11,913)
Accounts payable	351,535	11,023	(89,180)
Amounts due to related parties	(54)	(171)	(9,773)
Liability for uncertain tax positions	(1,718)	(7,281)	(623)
Net settlement of derivatives	(31,851)	31,886	33,054
Net cash provided by (used in) operating activities	916,631	(408,254)	(120,541)
Investing activities:
Net cash used in investing activities	(630,488)	(429,570)	(319,662)
Financing activities:
Net proceeds from issuance of common shares		148,510
Proceeds from changes in ownership interests in subsidiaries without change of control	15,109	10,003	261,332
Payments for repurchase of common shares			(5,963)
Proceeds from exercise of stock options			1,035
Net cash provided by financing activities	428,639	614,071	823,501
Effect of exchange rate changes	(179,561)	18,320	50,997
Net increase (decrease) in cash, cash equivalents and restricted cash	535,221	(205,433)	434,295
Cash, cash equivalents and restricted cash at the beginning of the year	1,434,282	1,639,715	1,205,420
Cash, cash equivalents and restricted cash at the end of the year	1,969,503	1,434,282	1,639,715
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	76,511	71,006	78,747
Parent Company | Reportable legal entities
Operating activities:
Net income	239,968	95,248	146,703
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		150	156
Accretion of convertible notes	1,302	1,461	388
Loss (gain) on change in fair value of derivatives	844	(4,043)	(25,341)
Allowance for credit losses			357
Equity in earnings of subsidiaries	(246,382)	(101,385)	(171,293)
Share-based compensation	9,370	8,808	12,350
Deferred taxes	3,319	805	(468)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	10,990	(206,892)	287,865
Prepaid expenses and other current assets	(7,900)	17,353	(13,183)
Other non-current assets	10	(4,907)	28,459
Amounts due to related parties	38,610	(42,224)	(340,502)
Other current liabilities	(1,154)	(27,293)	31,809
Liability for uncertain tax positions	(1,702)	(5,915)	306
Net settlement of derivatives	439	4,633	19,517
Net cash provided by (used in) operating activities	47,714	(264,201)	(22,877)
Investing activities:
Investments in subsidiaries	(65,421)	(138,456)	(126,487)
Investments in affiliates	(990)	(5,273)	(2,766)
Funding of loans to subsidiaries	(122,050)	(201,192)	(264,848)
Repayment of loans from subsidiaries	172,573	253,816	20,485
Net cash used in investing activities	(15,888)	(91,105)	(373,616)
Financing activities:
Proceeds from (repayment of) short-term borrowings		(80,000)	30,000
Repayment of loan from subsidiary	(49,554)
Funding of loans from a subsidiary		280,000
Net proceeds from issuance of common shares		148,510
Proceeds from changes in ownership interests in subsidiaries without change of control			224,553
Net proceeds from issuance of convertible notes			222,826
Payments for repurchase of common shares			(5,963)
Proceeds from exercise of stock options			1,035
Net cash provided by financing activities	(49,554)	348,510	472,451
Effect of exchange rate changes	5,957	(797)	(43,246)
Net increase (decrease) in cash, cash equivalents and restricted cash	(11,771)	(7,593)	32,712
Cash, cash equivalents and restricted cash at the beginning of the year	27,432	35,025	2,313
Cash, cash equivalents and restricted cash at the end of the year	15,661	27,432	35,025
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 30,521	$ 20,272	$ 7,966